Inventories (Details) - Schedule of Inventory ¥ in Thousands, $ in Thousands	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
Schedule of Inventory [Abstract]
Raw materials	¥ 9,522		¥ 12,294
Work in progress	1,558		2,972
Finished goods	10,866		11,136
Total inventory, gross	21,946		26,402
Inventory reserve	(10,920)		(10,233)
Total inventory, net	¥ 11,026	$ 1,651	¥ 16,169